GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of general and administrative expense [Line Items]
Administrative expenses	$ 103	$ 95
Expense from share-based payment transactions with employees	119	20
Total general and administrative expenses	222	115
Employee costs	$ 170	$ 73